Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of financial position of lease assets and liabilities

Amounts in US$ ‘000	2022	2021
Right of use assets
Production, facilities and machinery	32,034	15,175
Buildings and improvements	4,977	5,839
	37,011	21,014
Lease liabilities
Current	10,000	8,231
Non-current	22,051	12,513
	32,051	20,744

Schedule of lease expenses consolidated statement of income

Amounts in US$ ‘000	2022	2021	2020
Depreciation charge of Right of use assets
Production, facilities and machinery	(6,057)	(5,526)	(6,472)
Buildings and improvements	(988)	(1,136)	(1,600)
	(7,045)	(6,662)	(8,072)
Unwinding of long-term liabilities (included in Financial results)	(2,838)	(1,453)	(1,247)
Expenses related to short-term leases (included in Production and operating cost and Administrative expenses)	(2,614)	(1,101)	(1,317)
Expenses related to low-value leases (included in Administrative expenses)	(708)	(906)	(736)

Schedule of right-of-use assets recognized

Amounts in US$‘000	2022	2021
Right-of-use assets as of January 1	21,014	21,402
Additions / changes in estimates	22,462	5,288
Foreign currency translation	580	986
Depreciation	(7,045)	(6,662)
Right-of-use assets as of December 31	37,011	21,014

Schedule of lease liabilities recognized

Amounts in US$‘000	2022	2021
Lease liabilities as of January 1	20,744	22,347
Additions / changes in estimates	22,462	5,288
Exchange difference	(6,426)	(365)
Foreign currency translation	284	(461)
Unwinding of discount	2,838	1,453
Lease payments	(7,851)	(7,518)
Lease liabilities as of December 31	32,051	20,744